UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01236

Deutsche DWS Market Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	3/31/2026

Item 1.	Reports to Stockholders.

(a)

DWS RREEF Completion Fund I

TICKER: RASFX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about DWS RREEF Completion Fund I (the "Fund") for the period February 12, 2026 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$0Footnote Reference(a)	0.00%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period February 12, 2026 (commencement of operations) through March 31, 2026.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any compensation paid by wrap program sponsors or clients for separately managed account advisory services.

How did the Fund perform last year and what affected its performance?

The Fund had negative returns for the period ended March 31, 2026, underperforming the Fund's broad-based and more narrowly based indexes. The Fund's broad-based index, the MSCI World ex USA Index, returned -8.41% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned -5.14%.

The Fund’s negative total return reflected the challenging market environment that existed during the abbreviated reporting period. The start of the war in Iran weighed heavily on the financial markets, leading to negative returns across most areas in which the Fund invests. Its holdings in global real estate stocks, in particular, were hurt by the spike in interest rates caused by rising oil prices and expectations for higher inflation. CTP NV (1.2%), British Land Co. PLC (1.4%), and Mitsui Fudosan Co., Ltd. (2.7%) were the largest individual detractors in this segment of the Fund. On the other hand, Sun Hung Kai Properties Ltd. (2.8%) contributed positively.

Holdings in global infrastructure stocks held up somewhat better, primarily due to their strong showing in the time from the Fund’s inception to the start of the war on March 1. The Canadian energy infrastructure company Keyera Corp. (3.1%) produced a gain and was a notable contributor in this area. Aena SME SA (3.4%), an airport operator based in Spain, was a notable detractor. Zero weightings in a number of pipeline operators hurt relative performance, as well.

Global natural resources stocks also lost ground as a group, with Ivanhoe Mines Ltd. (1.5%) and Capstone Copper Cop. (1.4%) having the largest adverse impact. The Norwegian aluminum producer Norsk Hydro ASA (2.2%) delivered a gain and contributed to performance, as did the European commodity trading and mining company Glencore PLC (2.3%).

Key Fund Statistics

Table Summary
Net Assets ($)	1,822,514
Number of Portfolio Holdings	62
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	0

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	3%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate	44%
Utilities	17%
Industrials	14%
Materials	13%
Communication Services	5%
Energy	3%
Health Care	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	14%
Australia	10%
Spain	10%
Hong Kong	9%
Canada	9%
United Kingdom	7%
France	7%
Singapore	5%
Switzerland	5%
Germany	5%
Other	16%

Top Ten Holdings

Table Summary
Holdings	33.6% of Net Assets
Vinci SA (France)	5.1%
Transurban Group (Australia)	4.3%
E.ON SE (Germany)	3.5%
Aena SME SA (Spain)	3.4%
Cellnex Telecom SA (Spain)	3.4%
Keyera Corp. (Canada)	3.1%
Sun Hung Kai Properties Ltd. (Hong Kong)	2.8%
Severn Trent PLC (United Kingdom)	2.8%
Mitsui Fudosan Co., Ltd. (Japan)	2.7%
Swiss Prime Site AG (Switzerland)	2.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. The Fund was established exclusively for use within separately managed accounts (“SMAs”). The Fund is used in combination with selected individual securities to implement the SMA’s investment program. Shares of the Fund may be purchased only by and on behalf of “wrap” account clients (“eligible investors”) where the fund’s subadvisor has an agreement to serve as investment adviser to the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly to the wrap account clients of the wrap program sponsor. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. There are special risks associated with an investment in real estate, including REITS. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRCF-TSRA

R-109928-1 (05/26)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS RREEF Completion Fund I

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended March 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2026*	$47,000	$0	$0	$0
2025	$0	$0	$0	$0

*Fund commenced on February 12, 2026.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended March 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2026	$0	$588,231	$0
2025	$0	$1,369,569	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended March 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2026	$0	$588,231	$0	$588,231
2025	$0	$1,369,569	$0	$1,369,569

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2025 and 2026 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

March 31, 2026
Annual Financial Statements and Other Information
DWS RREEF Completion Fund I

Contents
3	Investment Portfolio
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm
22	Tax Information
23	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS RREEF Completion Fund I

Investment Portfolioas of March 31, 2026

	Shares	Value ($)
Common Stocks 96.5%
Australia 10.1%
Dexus	3,070	12,608
Goodman Group	2,178	38,981
South32 Ltd.	12,180	36,602
Transurban Group (Units)	8,040	78,237
Vicinity Ltd.	11,459	18,646
(Cost $199,749)		185,074
Belgium 1.0%
Aedifica SA (Cost $21,414)	238	19,200
Canada 8.8%
Capstone Copper Corp.*	3,285	24,772
Chartwell Retirement Residences (Units)	947	13,697
Choice Properties Real Estate Investment Trust	1,810	19,985
Granite Real Estate Investment Trust	317	18,640
Ivanhoe Mines Ltd. “A” *	3,210	27,436
Keyera Corp.	1,440	55,702
(Cost $186,577)		160,232
China 2.6%
China Tower Corp. Ltd. “H” , 144A	18,040	24,697
ENN Energy Holdings Ltd.	2,705	22,040
(Cost $49,369)		46,737
Finland 1.4%
Stora Enso Oyj “R” (Cost $30,453)	2,204	25,910
France 7.2%
Unibail-Rodamco-Westfield*	345	38,276
Vinci SA	616	92,384
(Cost $137,813)		130,660
Germany 4.6%
E.ON SE	2,871	63,005
TAG Immobilien AG	1,280	20,098
(Cost $85,633)		83,103
Hong Kong 8.9%
Henderson Land Development Co., Ltd.	4,170	15,449
Hong Kong & China Gas Co., Ltd.	27,080	24,618
Hongkong Land Holdings Ltd.	2,108	16,451
Kunlun Energy Co., Ltd.	16,900	15,437
The accompanying notes are an integral part of the financial statements.

DWS RREEF Completion Fund I	|	3

	Shares	Value ($)
Link REIT	4,945	22,882
Sun Hung Kai Properties Ltd.	3,112	51,829
Swire Properties Ltd.	5,300	15,430
(Cost $171,641)		162,096
Italy 2.1%
Terna - Rete Elettrica Nazionale (Cost $39,104)	3,405	38,816
Japan 14.2%
Activia Properties, Inc.	9	7,977
KDX Realty Investment Corp.	26	26,406
Mitsubishi Estate Co., Ltd.	547	15,200
Mitsui Fudosan Co., Ltd.	4,581	48,802
Mitsui Fudosan Logistics Park, Inc.	50	35,611
Mori Trust Reit, Inc.	10	4,505
Nippon Prologis REIT, Inc.	52	27,977
Nomura Real Estate Master Fund, Inc.	16	15,790
Sumitomo Realty & Development Co., Ltd.	1,493	42,434
Tokyo Gas Co., Ltd.	738	34,767
(Cost $294,920)		259,469
Netherlands 1.2%
CTP NV 144A (Cost $28,252)	1,260	21,129
Norway 2.2%
Norsk Hydro ASA (Cost $35,870)	3,755	40,132
Singapore 5.1%
CapitaLand Integrated Commercial Trust	6,510	11,677
Centurion Accommodation REIT	27,700	23,916
City Developments Ltd.	2,710	17,451
Keppel REIT	25,360	17,615
Lendlease Global Commercial REIT	15,500	6,474
Mapletree Logistics Trust	16,700	15,003
(Cost $102,424)		92,136
South Africa 1.7%
Anglo American PLC (Cost $36,540)	732	31,208
Spain 9.8%
Aena SME SA 144A	2,074	61,730
Cellnex Telecom SA 144A*	1,906	61,449
Redeia Corp. SA	1,718	29,025
Sacyr SA	5,300	25,960
(Cost $190,945)		178,164
The accompanying notes are an integral part of the financial statements.

4	|	DWS RREEF Completion Fund I

	Shares	Value ($)
Sweden 3.4%
Catena AB	376	17,557
Fastighets AB Balder “B” *	3,710	21,710
Svenska Cellulosa AB SCA “B”	1,346	15,607
Wihlborgs Fastigheter AB	823	7,506
(Cost $73,066)		62,380
Switzerland 4.8%
Glencore PLC*	5,465	41,477
Swiss Prime Site AG (Registered)	269	45,492
(Cost $84,923)		86,969
United Kingdom 7.4%
Big Yellow Group PLC	950	10,678
British Land Co. PLC	5,560	26,253
Pennon Group PLC	3,229	22,757
Segro PLC	2,779	23,853
Severn Trent PLC	1,250	51,084
(Cost $152,094)		134,625
Total Common Stocks (Cost $1,920,787)		1,758,040
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 3.66% (a) (Cost $62,904)	62,904	62,904

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,983,691)	99.9	1,820,944
Other Assets and Liabilities, Net	0.1	1,570
Net Assets	100.0	1,822,514
The accompanying notes are an integral part of the financial statements.

DWS RREEF Completion Fund I	|	5

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 2/12/2026	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 3.66% (a)
—	1,901,624	1,838,720	—	—	332	—	62,904	62,904

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

6	|	DWS RREEF Completion Fund I

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$185,074	$—	$185,074
Belgium	—	19,200	—	19,200
Canada	160,232	—	—	160,232
China	—	46,737	—	46,737
Finland	—	25,910	—	25,910
France	—	130,660	—	130,660
Germany	—	83,103	—	83,103
Hong Kong	—	162,096	—	162,096
Italy	—	38,816	—	38,816
Japan	—	259,469	—	259,469
Netherlands	—	21,129	—	21,129
Norway	—	40,132	—	40,132
Singapore	—	92,136	—	92,136
South Africa	—	31,208	—	31,208
Spain	—	178,164	—	178,164
Sweden	—	62,380	—	62,380
Switzerland	—	86,969	—	86,969
United Kingdom	—	134,625	—	134,625
Short-Term Investments	62,904	—	—	62,904
Total	$223,136	$1,597,808	$—	$1,820,944
The accompanying notes are an integral part of the financial statements.

DWS RREEF Completion Fund I	|	7

Statement of Assets and Liabilities
as of March 31, 2026

Assets
Investments in non-affiliated securities, at value (cost $1,920,787)	$1,758,040
Investment in DWS Central Cash Management Government Fund (cost $62,904)	62,904
Cash	6,598
Foreign currency, at value (cost $1,702)	1,704
Receivable for investments sold	3,153
Dividends receivable	4,014
Foreign taxes recoverable	252
Due from Advisor	44,724
Total assets	1,881,389
Liabilities
Accrued Trustees' fees	173
Other accrued expenses and payables	58,702
Total liabilities	58,875
Net assets, at value	$1,822,514
Net Assets Consist of
Distributable earnings (loss)	(177,486)
Paid-in capital	2,000,000
Net assets, at value	$1,822,514
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($1,822,514 ÷ 200,000 outstanding shares of beneficial interest, no par value, shares authorized)	$9.11
The accompanying notes are an integral part of the financial statements.

8	|	DWS RREEF Completion Fund I

Statement of Operations
for the period from February 12, 2026 (commencement of operations) through March 31, 2026.

Investment Income
Income:
Dividends (net of foreign taxes withheld of $755)	$7,423
Income distributions — DWS Central Cash Management Government Fund	332
Total income	7,755
Expenses:
Administration fee	239
Services to shareholders	113
Custodian fee	423
Audit fee	47,000
Legal fees	4,119
Tax fees	5,600
Reports to shareholders	2,278
Trustees' fees and expenses	688
Other	2,212
Total expenses before expense reductions	62,672
Expense reductions	(62,672)
Total expenses after expense reductions	0
Net investment income	7,755
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(22,037)
Foreign currency	(441)
(22,478)
Change in net unrealized appreciation (depreciation) on:
Investments	(162,747)
Foreign currency	(16)
(162,763)
Net gain (loss)	(185,241)
Net increase (decrease) in net assets resulting from operations	$(177,486)
The accompanying notes are an integral part of the financial statements.

DWS RREEF Completion Fund I	|	9

Statements of Changes in Net Assets
Period Ended
Increase (Decrease) in Net Assets	3/31/26[a]
Operations:
Net investment income	$7,755
Net realized gain (loss)	(22,478)
Change in net unrealized appreciation (depreciation)	(162,763)
Net increase (decrease) in net assets resulting from operations	(177,486)
Net assets at beginning of period (initial capital)	2,000,000
Net assets at end of period	$1,822,514
Other Information:
Shares outstanding at beginning of period (initial contribution)	200,000
Shares outstanding at end of period	200,000

[a]	For the period from February 12, 2026 (commencement of operations) through March 31, 2026.

The accompanying notes are an integral part of the financial statements.

10	|	DWS RREEF Completion Fund I

Financial Highlights
DWS RREEF Completion Fund I
Period Ended
3/31/26[a]
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[b]	.04
Net realized and unrealized gain (loss)	(.93 )
Total from investment operations	(.89 )
Net asset value, end of period	$9.11
Total Return (%)	(8.90)*
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2
Ratio of expenses before expense reductions (%)	6.83 **
Ratio of expenses after expense reductions (%)	.00 **
Ratio of net investment income (%)	3.14 **
Portfolio turnover rate (%)	12 *

[a]	For the period from February 12, 2026 (commencement of operations) through March 31, 2026.
[b]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Completion Fund I	|	11

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS RREEF Completion Fund I (the “Fund” ) is a non-diversified series of Deutsche DWS Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
Shares of the Fund may be purchased only by and on behalf of “wrap”  account clients (“eligible investors” ) where RREEF America L.L.C., the Fund’s subadvisor, has an agreement to serve as investment adviser to the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly to the wrap account clients of the wrap program sponsor.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make

12	|	DWS RREEF Completion Fund I

resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair

DWS RREEF Completion Fund I	|	13

value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized

14	|	DWS RREEF Completion Fund I

gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At March 31, 2026, the Fund had net tax basis capital loss carryforwards of $20,081 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years since the Fund’s inception remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB” ) Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09” ). The adoption impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
A disaggregation of income taxes paid by jurisdiction is presented when such amounts are significant; however, income taxes paid by the Fund for the year ended March 31, 2026 were not considered significant.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

DWS RREEF Completion Fund I	|	15

At March 31, 2026, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$7,314
Capital loss carryforwards	$(20,081)
Net unrealized appreciation (depreciation) on investments	$(164,703)

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
At March 31, 2026, the aggregate cost of investments for federal income tax purposes was $1,985,647. The net unrealized depreciation for all investments based on tax cost was $164,703. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $12,510 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $177,213.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains

16	|	DWS RREEF Completion Fund I

and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
For the period from February 12, 2026 (commencement of operations) through March 31, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $2,177,584 and $234,760, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fundor delegates such responsibility to the Fund’s subadvisor.
RREEF America L.L.C. (“RREEF” ), also an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund’s portfolio have been delegated to RREEF.
The Fund does not pay a management fee to the Advisor. The Advisor does not pay a subadvisory fee to RREEF. RREEF is compensated directly or indirectly by wrap program sponsors or wrap account clients for separately managed account advisory services.
For the period from February 12, 2026 (commencement of operations) through July 31, 2028, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of the Fund at 0.00%.
For the period from February 12, 2026 (commencement of operations) through March 31, 2026, fees waived and/or expenses reimbursed were $62,672.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the period from February 12, 2026 (commencement of operations) through March 31, 2026, the Administration Fee was $239, of which $154 is unpaid.

DWS RREEF Completion Fund I	|	17

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the period from February 12, 2026 (commencement of operations) through March 31, 2026, the amounts charged to the Fund by DSC aggregated $19, all of which is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the period from February 12, 2026 (commencement of operations) through March 31, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $300, all of which is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At March 31, 2026, there was one affiliated shareholder account that held 100% of the outstanding shares of the Fund.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the

18	|	DWS RREEF Completion Fund I

untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2026.

DWS RREEF Completion Fund I	|	19

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Market Trust and Shareholders of DWS RREEF Completion Fund I:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS RREEF Completion Fund I (the “Fund” ) (one of the funds constituting Deutsche DWS Market Trust (the “Trust” )), including the investment portfolio, as of March 31, 2026, and the related statements of operations and changes in net assets and the financial highlights for the period from February 12, 2026 (commencement of operations) through March 31, 2026, and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Market Trust) at March 31, 2026, the results of its operations, the changes in its net assets and its financial highlights for the period from February 12, 2026 through March 31, 2026, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud,

20	|	DWS RREEF Completion Fund I

and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
May 22, 2026

DWS RREEF Completion Fund I	|	21

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

22	|	DWS RREEF Completion Fund I

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved DWS RREEF Completion Fund I’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements” ) between DIMA and RREEF America L.L.C. (“RREEF” ), an affiliate of DIMA, in December 2024.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
Over the course of meetings in September and December 2024, the Board reviewed extensive materials received from DIMA regarding the Fund, including materials containing information on the Fund’s proposed “completion”  fund structure, investment strategy, portfolio composition, and fees and expenses.
—
The Independent Trustees met privately with counsel to discuss the Agreements and other matters relating to the Fund.
In determining to approve the Agreements, the Board considered the factors discussed below, among others. The Board noted that DIMA and RREEF are part of DWS Group GmbH & Co. KGaA (“DWS Group” ), a global asset management business that is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. The Board considered that the Fund is intended to function as a “completion”  fund in a real assets securities (“RAS” ) strategy that DIMA will offer to separately managed account (“SMA” ) clients. The Board noted DIMA’s statement indicating that the Fund will be offered solely to SMA clients in order to “complete”  their RAS portfolio strategies by holding components of the RAS strategy that would be difficult to hold in individual SMAs, such as non-U.S.-listed securities and less liquid American Depositary Receipts and dual-listed securities.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services to be provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF will provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA will provide administrative services to the

DWS RREEF Completion Fund I	|	23

Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board considered information provided on the investment personnel of RREEF and RREEF’s experience managing RAS strategies. The Board noted that DIMA would be responsible for the oversight and supervision of RREEF’s management of the Fund. The Board also noted the distinctive nature of the Fund as a “completion”  fund offered solely to SMA clients in order to “complete”  their RAS portfolio strategies by holding components of the RAS strategy that would be difficult to hold in individual SMAs. Because the Fund had not yet commenced operations, no information relating to the Fund’s past performance could be considered by the Board.
On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by DIMA and RREEF under the Agreements are expected to be satisfactory.
Fees and Expenses. The Board considered that pursuant to the Agreement, the Fund will not pay an investment management fee to DIMA and that pursuant to the Sub-Advisory Agreement, neither the Fund nor DIMA will pay a sub-advisory fee to RREEF. The Board noted DIMA’s explanation that “completion”  funds are typically offered without charging a management fee to the fund, as SMA clients participating in a “wrap fee”  program pay a fee to the program sponsor and RREEF will receive a management fee from the program sponsor for advising the SMAs. The Board considered information regarding RREEF’s expected SMA management fee. In evaluating the proposed management fee and estimated total net expense ratio for the Fund, the Board considered DIMA’s proposed expense limitation agreement with respect to the Fund, pursuant to which DIMA, through at least December 17, 2027, would reimburse all operating expenses of the Fund, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.
On the basis of the information provided, the Board concluded that the proposed management fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by DIMA and RREEF.
Profitability. Because the Fund had not yet commenced operations, no information regarding DIMA’s costs and profits from providing investment management services to the Fund could be considered by the Board.

24	|	DWS RREEF Completion Fund I

Economies of Scale. Given that the Fund will not pay a management fee, the Board concluded that the management fee schedule represents an appropriate sharing between the Fund and DIMA of economies of scale.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits to be received by DIMA and its affiliates, including management fees to be received by RREEF from program sponsors for advising the SMAs. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including that DIMA may allocate brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s proposed management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined to approve the Agreements and concluded that the Agreements are in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the Agreements. The Board considered these factors over the course of multiple meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DRCF-BFE2025

DWS RREEF Completion Fund I	|	25

DRCF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Completion Fund I, a series of Deutsche DWS Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	5/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	5/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	5/29/2026